CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,644)	$ (2,846)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debt expense	18	3
Depreciation	34	7
Amortization and accretion of deferred financing costs, notes and warrants	0	1,095
Issuance of warrants in connection with settlement of claim	3,622	0
Stock based compensation	870	1,158
Conversion of interest to principal	0	230
Changes in operating assets and liabilities:
Inventory	(520)	0
Accounts receivable	(50)	47
Other current assets	(24)	18
Accounts payable	187	(243)
Deferred revenue	121	82
Accrued liabilities	(168)	141
Other assets	(180)	39
Total adjustments	3,910	2,499
Net cash used in operating activities	(2,734)	(347)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to capitalized software costs	(260)	(186)
Additions to fixed assets	(444)	(40)
Net cash (used in) investing activities	(704)	(226)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock	1,767	3,055
Proceeds from issuance of convertible notes payable to former debt holders - related parties	0	101
Payments made on notes payable	(215)	(23)
Proceeds from options and warrants exercised	818	478
Net cash provided by financing activities	2,370	3,574
NET CHANGE IN CASH AND CASH EQUIVALENTS	(1,068)	3,611
CASH AND CASH EQUIVALENTS, beginning of year	3,268	230
CASH AND CASH EQUIVALENTS, end of period	2,200	3,268
SUPPLEMENTAL SCHEDULE OF:
Cash paid for Interest	183	253
NONCASH INVESTING AND FINANCING ACTIVITIES:
Conversion of preferred stock into common stock	0	1,962
Dividends payable in the form of preferred stock converted into common stock	0	1,824
Conversion of bridge notes payable into common stock	0	9,333
Conversion of accrued expenses into common stock	27	0
Conversion of interest to principal	63	0
Conversion of accrued compensation to debt	0	90
Deemed dividends in the form of warrants.	$ 0	$ 1,700